SCHEDULE OF CHANGES IN NOTE DISCOUNTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Note discounts	$ 53,614	$ 97,832
Note discounts in conjunction with extension of convertible note		65,230
2022 accretion of note discounts	(104,370)	(109,448)
Note discounts issued in conjunction with debt	383,853
Note discounts	333,097	53,614
Convertible notes payable, current	$ 945,219	$ 647,202	$ 518,668
Effective interest rate	8.00%	16.00%
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Note discounts	$ 34,176	$ 73,418
Note discounts in conjunction with extension of convertible note		41,580
2022 accretion of note discounts	(20,620)	(80,822)
Note discounts issued in conjunction with debt
Note discounts	13,556	34,176
Convertible notes payable, current	$ 443,824	$ 423,204
Effective interest rate	5.00%	24.00%
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Note discounts	$ 4,521	$ 5,830
Note discounts in conjunction with extension of convertible note		5,500
2022 accretion of note discounts	(2,727)	(6,809)
Note discounts issued in conjunction with debt
Note discounts	1,794	4,521
Convertible notes payable, current	$ 58,706	$ 55,979
Effective interest rate	5.00%	11.00%
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Note discounts	$ 14,917	$ 18,584
Note discounts in conjunction with extension of convertible note		18,150
2022 accretion of note discounts	(9,000)	(21,817)
Note discounts issued in conjunction with debt
Note discounts	5,917	14,917
Convertible notes payable, current	$ 177,019	$ 168,019
Effective interest rate	5.00%	12.00%
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Note discounts
Note discounts in conjunction with extension of convertible note
2022 accretion of note discounts	(49,462)
Note discounts issued in conjunction with debt	182,362
Note discounts	132,900
Convertible notes payable, current	$ 87,100
Effective interest rate	22.00%
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Note discounts
Note discounts in conjunction with extension of convertible note
2022 accretion of note discounts	(10,507)
Note discounts issued in conjunction with debt	60,874
Note discounts	50,367
Convertible notes payable, current	$ 59,633
Effective interest rate	10.00%
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Note discounts
Note discounts in conjunction with extension of convertible note
2022 accretion of note discounts	(8,506)
Note discounts issued in conjunction with debt	60,877
Note discounts	52,371
Convertible notes payable, current	$ 57,629
Effective interest rate	8.00%
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Note discounts
Note discounts in conjunction with extension of convertible note
2022 accretion of note discounts	(2,487)
Note discounts issued in conjunction with debt	31,303
Note discounts	28,816
Convertible notes payable, current	$ 26,184
Effective interest rate	5.00%
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Note discounts
Note discounts in conjunction with extension of convertible note
2022 accretion of note discounts	(1,061)
Note discounts issued in conjunction with debt	48,437
Note discounts	47,376
Convertible notes payable, current	$ 35,124
Effective interest rate	1.00%